Jun-24-03 01:42pm From- T-198 P.002/002 F-407

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03058149

1-31714

June 24, 2003

JUN 24 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 30 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BHP Billiton Plc, American Depositary Shares, (Each of which represents two BHP Billiton Plc Ordinary Shares, nominal value US$0.50 each and which are evidenced by American Depositary Receipts) and BHP Billiton Plc Ordinary Shares, nominal value US$0.50 each (application for the Ordinary Shares, nominal value US$0.50 each is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 24, 2003. Tentative listing date – June 25, 2003.

Sincerely,

Paras Madho